Cover	Nov. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2023
Entity File Number	333-153575
Entity Registrant Name	BANGFU TECHNOLOGY GROUP CO., LTD.
Entity Central Index Key	0001741257
Entity Tax Identification Number	30-1023894
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 34-3, Building 2
Entity Address, Address Line Two	Diwang International Fortune Center, No. 10 Plaza Road
Entity Address, Address Line Three	Liuzhou
Entity Address, City or Town	Guangxi Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	545005
City Area Code	772
Local Phone Number	3719700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false